Reconciliation of Accrued Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2014
Schedule of Unrecognized Tax Benefits [Line Items]
Beginning balance	$ 173	$ 177
Foreign currency adjustment	4
Ending balance	$ 177	$ 177